Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 3.2	[1]	$ 3.1	[1]	$ 3.8	[1]
Charged to Cost and Expenses	0.6	[1]	(0.1)	[1]	(0.6)	[1]
Other Deductions	(0.3)	[1]	0.2	[1]	(0.1)	[1]
Balance at End of Year	3.5	[1]	3.2	[1]	3.1	[1]
Allowance for Volume and Early Payment Discounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	15.7	[2]	15.2	[2]	14.4	[2]
Charged to Cost and Expenses	58.4	[2]	54.4	[2]	60.9	[2]
Other Deductions	(59.5)	[2]	(53.9)	[2]	(60.1)	[2]
Balance at End of Year	14.6	[2]	15.7	[2]	15.2	[2]
Allowance for Sales Returns [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	57.8	[3]	59.9	[3]	65.5	[3]
Charged to Cost and Expenses	73.7	[3]	77.0	[3]	75.4	[3]
Other Deductions	(77.0)	[3]	(79.1)	[3]	(81.0)	[3]
Balance at End of Year	$ 54.5	[3]	$ 57.8	[3]	$ 59.9	[3]

[1]	Includes doubtful accounts written off, less recoveries, as well as reclassifications and foreign currency translation adjustments.
[2]	Includes discounts taken, reclassifications and foreign currency translation adjustments.
[3]	Includes sales returns as a reduction to sales and cost of sales, and an increase to accrued liabilities and inventories.